Restructuring and Severance - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Restructuring Cost And Reserve [Line Items]
Restructuring and severance	$ 172,000	$ 437,000
General and Administrative Expense
Restructuring Cost And Reserve [Line Items]
Severance costs	$ 100,000